Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Investments [Abstract]
Summary of long-term investments

	Equity securities without readily determinable fair value	Equity Method	Total
	RMB	RMB	RMB
Balances at January 1, 2019	1,784	890	2,674
Additions	2,089	—	2,089
Share of results of equity method investee	—	(29)	(29)

Balances at December 31, 2019	3,873	861	4,734

Share of results of equity method investee	—	(15)	(15)
Disposal	(1,000)	(846)	(1,846)
Foreign currency translation adjustment	(132)	—	(132)

Balances at December 31, 2020	2,741	—	2,741

Additions	9,900	—	9,900
Impairment	(784)	—	(784)
Foreign currency translation adjustment	(45)	—	(45)
Balances at December 31, 2021	11,812	—	11,812